Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A (with sales charge)
Average Annual Return, Percent	(13.02%)	(3.86%)	(0.97%)
Class C
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C (with sales charge)
Average Annual Return, Percent	(11.20%)	(3.67%)	(1.25%)
Class C1
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C1 (with sales charge)
Average Annual Return, Percent	(11.00%)	(2.97%)	(0.72%)
Class FI
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class FI
Average Annual Return, Percent	(9.65%)	(3.01%)	(0.55%)
Class R
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R
Average Annual Return, Percent	(9.89%)	(3.27%)	(0.81%)
Class I
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class I
Average Annual Return, Percent	(9.41%)	(2.73%)	(0.24%)
Class IS
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class IS
Average Annual Return, Percent	(9.38%)	(2.61%)	(0.14%)
Without Sales Load [Member] | Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A
Average Annual Return, Percent	(9.68%)	(3.03%)	(0.54%)
Without Sales Load [Member] | Class C
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C
Average Annual Return, Percent	(10.32%)	(3.67%)	(1.25%)
Without Sales Load [Member] | Class C1
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C1
Average Annual Return, Percent	(10.13%)	(2.97%)	(0.72%)
Bloomberg Global Aggregate Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Global Aggregate Index
Average Annual Return, Percent	(1.69%)	(1.96%)	0.15%
Bloomberg Global Aggregate Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Global Aggregate Index
Average Annual Return, Percent	(1.69%)	(1.96%)	0.15%
Bloomberg Global Aggregate Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Global Aggregate Index
Average Annual Return, Percent	(1.69%)	(1.96%)	0.15%
Bloomberg Global Aggregate Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Global Aggregate Index
Average Annual Return, Percent	(1.69%)	(1.96%)	0.15%
Bloomberg Global Aggregate Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Global Aggregate Index
Average Annual Return, Percent	(1.69%)	(1.96%)	0.15%
Bloomberg Global Aggregate Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Global Aggregate Index
Average Annual Return, Percent	(1.69%)	(1.96%)	0.15%
Bloomberg Global Aggregate Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Global Aggregate Index
Average Annual Return, Percent	(1.69%)	(1.96%)	0.15%
FTSE World Government Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	FTSE World Government Bond Index
Average Annual Return, Percent	(2.87%)	(3.08%)	(0.55%)
FTSE World Government Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	FTSE World Government Bond Index
Average Annual Return, Percent	(2.87%)	(3.08%)	(0.55%)
FTSE World Government Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	FTSE World Government Bond Index
Average Annual Return, Percent	(2.87%)	(3.08%)	(0.55%)
FTSE World Government Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	FTSE World Government Bond Index
Average Annual Return, Percent	(2.87%)	(3.08%)	(0.55%)
FTSE World Government Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	FTSE World Government Bond Index
Average Annual Return, Percent	(2.87%)	(3.08%)	(0.55%)
FTSE World Government Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	FTSE World Government Bond Index
Average Annual Return, Percent	(2.87%)	(3.08%)	(0.55%)
FTSE World Government Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	FTSE World Government Bond Index
Average Annual Return, Percent	(2.87%)	(3.08%)	(0.55%)